Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (11,887,374)	$ (15,041,958)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	468,906	342,078
Loss on sale of property and equipment	223	20,212
Inventory allowance expense	(7,574)	19,432
Amortization of deferred rent	(36,207)	157,066
Amortization of debt discounts	169,248	120,931
Amortization of notes payable offering costs	21,137	7,871
Interest expense accrued to convertible notes	230,805	42,475
Interest income added to note receivable from stockholder		(3,810)
Fair value of warrant accounted for as a reduction of revenue		57,494
Adjustment to record convertible note at fair value	799,194	174,292
Stock-based compensation expense	390,617	333,466
Gain due to changes in fair value of warrant liability	(186,075)	(17,126)
Changes in operating assets and liabilities:
Accounts receivable	238,771	(396,603)
Inventories	(102,157)	(828,776)
Prepaid expense and other assets	(87,335)	(5,326)
Deferred costs of revenue	(441,650)	(1,130,246)
Accounts payable	(231,050)	808,813
Accrued liabilities	433,323	74,259
Customer advances and deferred revenues	1,163,626	2,602,311
Net cash used in operating activities	(9,063,577)	(12,663,145)
Investing activities:
Security deposits		10,000
Note receivable from stockholder		(45,000)
Acquisition of property and equipment	(393,734)	(832,303)
Proceeds from sales of property and equipment	14,511	2,465
Net cash used in investing activities	(379,223)	(864,838)
Financing activities:
Proceeds from issuance of 2013 Series B Convertible Bridge Notes, net of issuance costs	4,929,196
Proceeds from issuance of notes payable and warrants, net of issuance costs		3,500,000
Principal payments on notes payable	(1,829,466)	(609,753)
Proceeds from issuance of 2012 Series B Convertible Bridge Notes	2,000,000	3,311,546
Proceeds from issuance of convertible preferred stock and warrants, net of issuance costs	4,152,329	8,476,074
Payments for private placement offerings	(947,758)
Proceeds from issuance of common stock, net of repurchases	205,143	30,904
Net cash provided by financing activities	8,509,444	14,708,771
Net (decrease) increase in cash	(933,356)	1,180,788
Cash at beginning of period	1,738,662	557,874
Cash at end of period	805,306	1,738,662
Supplemental disclosure of cash flow activities:
Cash paid for interest	632,540	387,391
Cash paid for taxes	25,035	172
Supplemental disclosure of non-cash activities:
Acquisition of property and equipment with note payable		200,000
Acquisition of property and equipment with capital lease		23,079
Preferred stock and common warrants issued to lender	5,293	355,116
Conversion of principal on convertible notes into Series B convertible preferred stock	6,490,071
Common stock warrants issued in connection with Series B convertible preferred stock offering	168,872
Vesting of early exercised stock options	$ 5,283	$ 13,233